Related Party Transactions - Transactions with existing related parties (Details) - USD ($) $ in Thousands			1 Months Ended
	Jan. 01, 2025	Aug. 31, 2024	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2024
Perenco | Golar debt
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			10.06%
Higas | Loan to related party
Related Party Transaction [Line Items]
Loans and leases receivable, related parties, period increase (decrease)			$ (800)	$ 1,250
FLNG Holdings | Loan to related party
Related Party Transaction [Line Items]
Shareholder loan		$ 20,000
Related party transaction rate (in percentage)	22.00%	12.00%
Interest receivable			1,000
Related Party | Higas
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives			5,924		$ 6,006
Accounts receivable, allowance for credit loss			1,100
Related Party | Higas | Other related party transactions
Related Party Transaction [Line Items]
Debt instrument, interest and commitment fee receivable			300
Related Party | Avenir
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives			0		1,733
Related Party | FLNG Holdings
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives			0		18,621
Related Party | Perenco
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives			$ 21,637		$ 0